UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from January 1, 2020 to January 31, 2020

Commission File Number of issuing entity:	333-181552-01
Central Index Key Number of issuing entity:	0001550369

RBC COVERED BOND GUARANTOR LIMITED PARTNERSHIP
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	001-13928
Central Index Key Number of depositor:	0001000275

ROYAL BANK OF CANADA
(Exact name of depositor and sponsor as specified in its charter)

Ontario, Canada	98-1056093
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

155 Wellington Street, West, 14th Floor Toronto, Ontario, Canada M5V 3K7	M5V 3K7
(Address of principal executive offices of the issuing entity)	(Zip Code)

(416) 313-5982
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series CB18 1.875% Covered Bonds Due 2020	☐	☐	√
Series CB26 2.100% Covered Bonds Due 2020	☐	☐	√
Series CB31 2.300% Covered Bonds Due 2021	☐	☐	√

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes√   No ☐

SEC 2503 (11-18)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth herein, and is incorporated by reference herein from the Monthly Investor Report that is filed as Exhibit 99.1 to this Form 10-D.

Royal Bank of Canada (the “Bank”) made the following distributions during the reporting period on outstanding Series of Covered Bonds:

Date	Amount	Type of Payment	Series
January 3, 2020	GBP 3,250,000.00	Interest	CB 45
January 14, 2020	EUR 1,625,000.00	Interest	CB 28
January 29, 2020	EUR 4,375,000.00	Interest	CB 40

PART II - OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds.

RBC Covered Bond Guarantor Limited Partnership and the Bank issued on January 21, 2020 the €1,500,000,000 0.01% Series CB47 Covered Bonds due January 21, 2027. The joint lead managers were Credit Suisse Securities (Europe) Limited, ING Bank N.V., Landesbank Baden-Württemberg, NatWest Markets Plc, RBC Europe Limited and Société Générale; and the co-lead managers were CIBC World Markets plc, Commerzbank Aktiengesellschaft, DZ BANK AG Deutsche Zentral-Genossenschaftsbank, Frankfurt am Main, Norddeutsche Landesbank-Girozentrale- and Scotiabank Europe plc.

RBC Covered Bond Guarantor Limited Partnership and the Bank issued on January 24, 2020 the €120,000,000 0.667% Series CB48 Covered Bonds due January 24, 2040. The lead manager was RBC Europe Limited.

RBC Covered Bond Guarantor Limited Partnership and the Bank issued on January 30, 2020 the £1,250,000,000 Floating Rate Series CB49 Covered Bonds due January 30, 2025. The lead managers were HSBC Bank Plc, RBC Europe Limited, Scotiabank Europe plc. and Standard Charted Bank; and the co-lead manager was National Australia Bank Limited (ABN 12 004 044 937).

The net proceeds from the sale of CB47, CB48 and CB49 were added to the Bank’s general working capital and will be used for general working capital purposes.

Item 10. Exhibits.

99.1 Monthly Investor Report for January 2020.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RBC COVERED BOND GUARANTOR LP
(Issuing entity)
Date:	February 14, 2020	By:	ROYAL BANK OF CANADA
(Servicer)

/s/ Boris Kogut
Boris Kogut Managing Director, Head of Asset Securitization